U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Rainier Investment Management Mutual Funds
File Nos. 33-73792 and 811-08270

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Rainier Investment Management Mutual Funds (the “Trust”) certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 20, 2007, and filed electronically as Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

s/ Jason Kieckhefer

Jason Kieckhefer, Esq.
for U.S. Bancorp Fund Services, LLC